Retirement Plans (tables)	12 Months Ended
Mar. 31, 2013
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2013	2012
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$140,570	$118,821
Service cost	6,988	5,424
Interest cost	7,265	6,837
Actuarial loss	13,828	14,220
Benefit payments and expenses	(5,120)	(4,732)
Benefit obligation at end of year	$163,531	$140,570

Change in Plan Assets

Fair value of plan assets at beginning of year	$116,798	$100,101
Actual gain on plan assets	20,338	6,029
Employer contributions	3,000	15,400
Benefit payments and expenses	(5,120)	(4,732)
Fair value of plan assets at end of year	$135,016	$116,798

Unfunded Status	$(28,515)	$(23,772)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2013	2012
	(In thousands)
Amounts Included in Accumulated Other
Comprehensive Pre-Tax Loss

Net loss	$(36,622)	$(37,719)
Accumulated other comprehensive pre-tax loss	$(36,622)	$(37,719)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2013, 2012, and 2011:

	2013	2012	2011
	(In thousands)
Service cost	$6,988	$5,424	$5,141
Interest cost	7,265	6,837	6,455
Expected return on plan assets	(8,603)	(8,140)	(7,347)
Amortization of net loss	3,190	1,350	1,497
Amortization of transition asset	0	(227)	(276)
Net periodic benefit cost	$8,840	$5,244	$5,470

Schedule of Assumptions Used [Table Text Block]
	2013	2012

Discount rate - benefit obligation	4.70%	5.10%
Discount rate - pension expense	5.10%	5.85%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2014	2013	2012

Plan Assets

Equity securities	99%	99%	99%
Debt securities	0	0	0
Real estate	0	0	0
Cash	1	1	1
Total	100%	100%	100%

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$0
Expected Employee Contributions	0

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2014	$5,406
2015	5,886
2016	6,170
2017	6,746
2018	7,343
2019-2022	46,842